UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: December 31, 2005

Item 1.	Schedule of Investments.

Excelsior Funds Trust

Income Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (7.45%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.45%):
1,004,248	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	$1,004,371
712,461	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 08/25/34 (a)	702,471
4,534,530	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35 (a)	4,420,849
1,419,051	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (a)	1,393,659

		7,521,350

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,681,838)		7,521,350

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.45%):
589,958	Asset Securitization Corp., 1997-D4 A4, 7.48%, 04/14/29 (a)	639,172
848,453	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.60%, 01/25/35 (a)	839,921
583,851	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	584,906
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1, 6.84%, 05/15/33 (a)	1,867,025
173,845	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	170,076
621,376	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	643,728
425,887	Nomura Asset Securities Corp., 1998-D6 A4, 7.37%, 03/15/30 (a)	487,020
2,232,811	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	2,281,581
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,021,001

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,854,408)		8,534,430

CORPORATE BONDS (16.68%):
516,650	Bank One Corp., 7.88%, 08/01/10	573,549
1,110,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	1,144,845
600,000	British Telecommunications plc, 8.88%, 12/15/30	802,765
600,000	Caterpillar Financial Service Corp. MTN, 3.00%, 02/15/07	587,785
965,000	CIT Group, Inc., 5.88%, 10/15/08	986,182
1,170,000	Citigroup, Inc., 6.63%, 06/15/32	1,322,086
308,593	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10	349,874
600,000	Devon Financing Corp., 6.88%, 09/30/11	656,301
1,344,792	General Electric Capital Corp. MTN, 6.00%, 06/15/12	1,416,323
1,221,000	Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,281,463
1,000,078	Household Finance Corp., 8.00%, 07/15/10	1,115,663
380,000	International Lease Finance Corp., 4.50%, 05/01/08	375,633
1,388,000	JP Morgan Chase & Co., 5.75%, 01/02/13	1,431,422
1,500,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	1,481,325
1,700,000	Metlife, Inc., 5.00%, 11/24/13	1,681,930
1,700,000	Morgan Stanley, 4.75%, 04/01/14	1,630,413

Total CORPORATE BONDS (Cost $16,888,540)		16,837,559

TAX-EXEMPT SECURITIES (1.55%):
530,000	California State Economic Recovery, General Obligation Bonds, Series A, (FGIC), 5.25%, 07/01/14	588,560

900,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	977,895

Total TAX-EXEMPT SECURITIES (Cost $1,566,817)		1,566,455

FOREIGN GOVERNMENT OBLIGATION (0.93%):
300,000	United Mexican States, 10.38%, 02/17/09	345,300
545,000	United Mexican States, 6.63%, 03/03/15	596,775

Total FOREIGN GOVERNMENT OBLIGATION (Cost $883,421)		942,075

U.S. GOVERNMENT AGENCY BONDS & NOTES (8.69%):
FANNIE MAE (2.62%):
2,500,000	6.25%, 02/01/11	2,640,275

FREDDIE MAC (3.67%):
3,115,799	6.25%, 07/15/32	3,708,465

RESOLUTION FUNDING CORPORATION (2.40%):
4,851,000	Principal Only STRIPS, 0.00%, 07/15/20	2,427,479

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $8,199,340)		8,776,219

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (40.42%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (5.78%):
2,832,569	Pool # E96460, 5.00%, 05/01/18	2,808,380
633,031	Pool # M80779, 5.00%, 11/01/09	630,777
2,436,857	Pool # M80812, 4.50%, 04/01/10	2,393,393

		5,832,550

FEDERAL NATIONAL MORTGAGE ASSOCIATION (27.42%):
12,795	Pool # 190319, 6.50%, 02/01/32	13,153
286,950	Pool # 251502, 6.50%, 02/01/13	295,079
12,588	Pool # 252212, 6.50%, 01/01/29	12,967
116,461	Pool # 252806, 7.50%, 10/01/29	122,137
9,741	Pool # 254406, 6.50%, 08/01/32	10,011
244,593	Pool # 443194, 5.50%, 10/01/28	242,945
5,827	Pool # 450846, 5.50%, 12/01/28	5,788
428,706	Pool # 452035, 5.50%, 11/01/28	425,817
2,831	Pool # 454758, 5.50%, 12/01/28	2,812
5,186	Pool # 485994, 5.50%, 01/01/29	5,151
5,466	Pool # 502922, 6.50%, 07/01/29	5,629
1,665	Pool # 509676, 6.50%, 08/01/29	1,714
6,410	Pool # 535506, 6.50%, 08/01/30	6,601
4,279	Pool # 535911, 6.50%, 05/01/31	4,402
18,420	Pool # 535923, 6.50%, 05/01/31	18,935
7,530	Pool # 535933, 6.50%, 05/01/31	7,740
4,225	Pool # 545264, 6.50%, 09/01/31	4,343
21,528	Pool # 545759, 6.50%, 07/01/32	22,125
1,631	Pool # 547757, 6.50%, 11/01/30	1,678
2,874	Pool # 556702, 6.50%, 11/01/30	2,957
20,305	Pool # 559894, 6.50%, 04/01/31	20,872

668,254	Pool # 561435, 5.50%, 11/01/29	663,752
3,541	Pool # 562567, 6.50%, 02/01/31	3,640
312,955	Pool # 578543, 5.50%, 04/01/31	310,807
3,869	Pool # 583053, 6.50%, 05/01/31	3,977
114,891	Pool # 627259, 5.50%, 02/01/32	114,082
1,320,075	Pool # 632551, 5.50%, 02/01/32	1,310,780
571,290	Pool # 632576, 5.50%, 02/01/32	567,369
510,424	Pool # 645136, 6.50%, 06/01/32	524,578
6,755	Pool # 662505, 6.50%, 10/01/32	6,942
277,297	Pool # 694655, 5.50%, 04/01/33	275,263
1,796,709	Pool # 704440, 5.00%, 05/01/18	1,780,069
75,731	Pool # 710585, 5.50%, 05/01/33	75,176
2,836,519	Pool # 725690, 6.00%, 08/01/34 (b)	2,863,473
386,006	Pool # 735224, 5.50%, 02/01/35	383,175
2,116,185	Pool # 777206, 4.00%, 05/01/19	2,023,155
1,806,061	Pool # 786423 ARM, 4.61%, 07/01/34 (a)	1,793,567
498,465	Pool # 797680, 4.50%, 10/01/35	470,514
636,785	Pool # 805373, 4.50%, 01/01/35	601,077
2,638,941	Pool # 805386 ARM, 4.90%, 01/01/35 (a)	2,629,108
1,946,198	Pool # 822799, 4.50%, 04/01/35	1,832,873
6,500,003	Pool # 829321, 4.50%, 09/01/35	6,121,514
1,992,462	Pool # 844797, 4.50%, 10/01/35	1,876,443
21,142	Pool # C74339, 5.00%, 12/01/32	20,553
166,322	Pool # C74469, 5.00%, 12/01/32	161,692
37,229	Pool # C74676, 5.00%, 12/01/32	36,192

		27,682,627

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.22%):
80,974	Pool # 434772, 9.00%, 06/15/30	89,033
88,522	Pool # 471660, 7.50%, 03/15/28	93,197
160,541	Pool # 472028, 6.50%, 05/15/28	168,100
100,523	Pool # 475847, 6.50%, 06/15/28	105,256
3,776	Pool # 479087, 8.00%, 01/15/30	4,042
50,455	Pool # 479088, 8.00%, 01/15/30	54,017
153,363	Pool # 503711, 7.00%, 05/15/29	161,095
55,369	Pool # 525556, 8.00%, 01/15/30	59,278
11,441	Pool # 525945, 9.00%, 07/15/30	12,580
307,385	Pool # 575441, 6.50%, 12/15/31	321,279
907,659	Pool # 598127, 5.50%, 03/15/18	921,012
1,836,067	Pool # 607668, 5.50%, 02/15/18	1,863,080
944,944	Pool # 615639, 4.50%, 09/15/33	906,879
213,514	Pool # 780086, 8.50%, 11/15/17	230,130
643,129	Pool # 780548, 8.50%, 12/15/17	693,180
507,475	Pool # 780865, 9.50%, 11/15/17	556,772
244,688	Pool # 781036, 8.00%, 10/15/17	261,157
387,925	Pool # 781084, 9.00%, 12/15/17	419,529
38,502	Pool # 80185 ARM, 4.38%, 04/20/28 (a)	38,674
187,082	Pool # 80205 ARM, 4.38%, 06/20/28 (a)	187,946
145,095	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	145,041

		7,291,277

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $41,020,270)		40,806,454

U.S. GOVERNMENT SECURITIES (10.45%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (0.00%):
118	0.00%, 02/15/20	62

U.S. TREASURY INFLATION PROTECTED BONDS (2.72%):
445,000	3.50%, 01/15/11	544,331
2,050,000	2.00%, 01/15/14	2,197,526

		2,741,857

U.S. TREASURY NOTES (7.73%):
5,000,000	3.63%, 01/15/10	4,862,890
1,441,000	4.25%, 11/15/14	1,424,225
1,130,000	7.63%, 11/15/22	1,524,573

		7,811,688

Total U.S. GOVERNMENT SECURITIES (Cost $10,634,518)		10,553,607

REGISTERED INVESTMENT COMPANIES (4.97%):
2,507,504	Dreyfus Government Cash Management Fund	2,507,504
2,507,504	Fidelity U.S. Treasury II Fund	2,507,504

Total REGISTERED INVESTMENT COMPANIES (Cost $5,015,008)		5,015,008

Total Investments (Cost $100,744,160) (c) - 99.59%		100,553,157
Other assets in excess of liabilities - 0.41%		410,316

NET ASSETS - 100.00%		$100,963,473

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$1,248,117	$(1,439,120)	$(191,003)

ARM – Adjustable Rate Mortgage

FGIC – Financial Guaranty Insurance Corp.

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Total Return Bond Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (10.82%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.98%):
1,962,245	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	$1,947,340
2,369,658	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.80%, 08/25/34 (a)	2,336,430
5,710,405	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35 (a)	5,567,243
1,978,071	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (a)	1,942,677

		11,793,690

FEDERAL HOME LOAN MORTGAGE CORPORATION (1.73%):
2,540,355	1602 PH, 6.00%, 04/15/23	2,556,050

FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.11%):
1,650,000	2003-17 QT, 5.00%, 08/25/27	1,635,007

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,282,608)		15,984,747

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.76%):
3,635,042	Asset Securitization Corp., 1997-D4 A4, 7.48%, 04/14/29 (a)	3,938,277
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	990,636
1,113,222	DLJ Commercial Mortgage Corp., 2000-CF1 A1A, 7.45%, 06/10/33	1,115,234
1,760,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,776,525
1,753	LB Commericial Conduit Mortgage Trust, 1999-C1 A1, 6.41%, 06/15/31	1,760
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,047,933
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	3,014,065
3,828,624	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	3,966,345
2,624,113	Nomura Asset Securities Corp., 1998-D6 A4, 7.37%, 03/15/30 (a)	3,000,783
5,162,189	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	5,274,944
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	3,452,814
1,600,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	1,611,270

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,659,746)		29,190,586

CORPORATE BONDS (32.50%):
1,500,000	America Movil S.A. de C.V., 4.13%, 03/01/09	1,458,000
1,200,000	America Movil S.A. de C.V., 6.38%, 03/01/35	1,183,560
3,743,000	American Express Co., 5.50%, 09/12/06	3,760,652
3,183,350	Bank One Corp., 7.88%, 08/01/10	3,533,932
2,135,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	2,202,022
1,000,000	British Telecommunications plc, 8.88%, 12/15/30	1,337,942
1,375,000	CIT Group, Inc., 5.88%, 10/15/08	1,405,181
800,000	Citigroup, Inc., 6.63%, 06/15/32	903,990
1,296,000	DaimlerChrysler NA Holding Corp., 6.40%, 05/15/06	1,302,427
1,500,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	1,460,243
1,001,407	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.50%, 06/15/10	1,135,366
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.25%, 06/15/30	1,907,804
800,000	Devon Financing Corp., 6.88%, 09/30/11	875,068
700,000	Ford Motor Credit Co., 5.80%, 09/30/11	610,637
5,205,208	General Electric Capital Corp. MTN, 6.00%, 06/15/12	5,482,079
2,060,922	Household Finance Corp., 8.00%, 07/15/10	2,299,115
2,300,000	International Lease Finance Corp., 4.50%, 05/01/08	2,273,568
3,277,000	Lehman Brothers Holdings, 4.00%, 01/22/08	3,222,726
1,000,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	987,550

885,000	Metlife, Inc., 5.00%, 11/24/13	875,593
885,000	Morgan Stanley, 4.75%, 04/01/14	848,774
1,500,000	Nisource Finance Corp., 7.88%, 11/15/10	1,661,955
1,430,000	Sprint Capital Corp., 8.38%, 03/15/12	1,657,317
1,000,000	TCI Communications, Inc., 9.80%, 02/01/12	1,206,395
1,030,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,125,995
1,000,000	Wal-Mart Stores, 4.13%, 02/15/11	966,180
1,125,000	Weyerhaeuser Co., 7.95%, 03/15/25	1,288,773
1,000,000	Weyerhaeuser Co., 6.88%, 12/15/33	1,038,798

Total CORPORATE BONDS (Cost $47,665,887)		48,011,642

TAX-EXEMPT SECURITIES (3.31%):
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/01/16	2,163,020
1,800,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	1,968,714
690,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	749,720

Total TAX-EXEMPT SECURITIES (Cost $4,950,926)		4,881,454

FOREIGN GOVERNMENT OBLIGATION (1.35%):
1,875,000	United Mexican States, 6.38%, 01/16/13	1,992,188

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,905,382)		1,992,188

U.S. GOVERNMENT AGENCY BONDS & NOTES (2.28%):
FREDDIE MAC (2.28%):
2,824,201	6.25%, 07/15/32	3,361,401

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,176,647)		3,361,401

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (9.07%):
FEDERAL NATIONAL MORTGAGE ASSOCIATION (8.38%):
78,839	Pool # 190319, 6.50%, 02/01/32	81,040
77,558	Pool # 252212, 6.50%, 01/01/29	79,894
60,019	Pool # 254406, 6.50%, 08/01/32	61,684
33,680	Pool # 502922, 6.50%, 07/01/29	34,684
10,256	Pool # 509676, 6.50%, 08/01/29	10,562
39,496	Pool # 535506, 6.50%, 08/01/30	40,673
26,366	Pool # 535911, 6.50%, 05/01/31	27,121
113,498	Pool # 535923, 6.50%, 05/01/31	116,668
46,397	Pool # 535933, 6.50%, 05/01/31	47,693
26,033	Pool # 545264, 6.50%, 09/01/31	26,760
12,426	Pool # 545697, 6.50%, 06/01/32	12,771
19,263	Pool # 545699, 6.50%, 06/01/32	19,797
132,649	Pool # 545759, 6.50%, 07/01/32	136,327
10,052	Pool # 547757, 6.50%, 11/01/30	10,340
17,711	Pool # 556702, 6.50%, 11/01/30	18,218
125,112	Pool # 559894, 6.50%, 04/01/31	128,605
21,818	Pool # 562567, 6.50%, 02/01/31	22,427
3,828	Pool # 581332, 6.50%, 05/01/31	3,935
23,837	Pool # 583053, 6.50%, 05/01/31	24,503
5,988	Pool # 591237, 6.50%, 08/01/31	6,156
2,458,676	Pool # 618322, 6.00%, 12/01/31	2,487,659

41,621	Pool # 662505, 6.50%, 10/01/32	42,775
2,050,032	Pool # 702861, 5.00%, 04/01/18	2,031,046
68,981	Pool # 735224, 5.50%, 02/01/35	68,475
1,060,526	Pool # 781859, 4.50%, 12/01/34	1,001,057
135,040	Pool # 805373, 4.50%, 01/01/35	127,467
1,265,715	Pool # 805386 ARM, 4.90%, 01/01/35 (a)	1,260,998
2,702,119	Pool # 815479, 4.50%, 03/01/35	2,544,778
1,406,165	Pool # 819361, 4.50%, 04/01/35	1,324,286
590,981	Pool # 820492, 5.50%, 05/01/35	585,317

		12,383,716

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.69%):
3,849	Pool # 356873, 6.50%, 05/15/23	4,031
23,264	Pool # 479087, 8.00%, 01/15/30	24,906
310,883	Pool # 479088, 8.00%, 01/15/30	332,827
237,230	Pool # 80185 ARM, 4.38%, 04/20/28 (a)	238,290
140,743	Pool # 80205 ARM, 4.38%, 06/20/28 (a)	141,393
276,597	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	276,494

		1,017,941

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $13,579,759)		13,401,657

U.S. GOVERNMENT SECURITIES (17.45%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (2.79%):
7,893,882	0.00%, 02/15/20	4,119,249

U.S. TREASURY INFLATION PROTECTED BONDS (2.47%):
2,000,000	3.88%, 01/15/09	2,553,191
1,025,000	2.00%, 01/15/14	1,098,763

		3,651,954

U.S. TREASURY NOTES (12.19%):
6,000,000	3.63%, 01/15/10	5,835,468
8,164,000	4.25%, 11/15/14	8,068,963
3,035,000	7.63%, 11/15/22	4,094,761

		17,999,192

Total U.S. GOVERNMENT SECURITIES (Cost $25,867,572)		25,770,395

REGISTERED INVESTMENT COMPANIES (2.97%):
2,192,722	Dreyfus Government Cash Management Fund	2,192,722
2,192,722	Fidelity U.S. Treasury II Fund	2,192,722

Total REGISTERED INVESTMENT COMPANIES (Cost $4,385,444)		4,385,444

Total Investments (Cost $146,473,971) (b) - 99.51%		146,979,514
Other assets in excess of liabilities - 0.49%		717,546

NET ASSETS - 100.00%		$147,697,060

(a)	Variable Rate Security – The rate disclosed is as of December 31, 2005.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,391,457	$(1,885,914)	$505,543

ARM – Adjustable Rate Mortgage

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

High Yield Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
CORPORATE BONDS (88.05%):
ADVERTISING PERIODICALS (1.43%):
976,000	Dex Media West llc/ Dex Media Finance Co., 9.88%, 08/15/13	$1,083,360
1,000,000	RH Donnelley Finance Corp., 10.88%, 12/15/12 (a)	1,127,500

		2,210,860

AGRICULTURAL CHEMICALS (0.93%):
1,298,000	Terra Capital, Inc., 11.50%, 06/01/10	1,447,270

AUTO - TRUCK PARTS & EQUIPMENT (2.29%):
1,000,000	Accuride Corp., 8.50%, 02/01/15	985,000
2,000,000	Dana Corp., 9.00%, 08/15/11	1,620,000
1,000,000	Tenneco Automotive, Inc., 8.63%, 11/15/14	945,000

		3,550,000

CABLE TV (0.64%):
1,000,000	Charter Communications Holdings II, 10.25%, 09/15/10	995,000

CASINO HOTELS (12.88%):
2,000,000	Ameristar Casinos, Inc., 10.75%, 02/15/09	2,120,000
2,000,000	Aztar Corp., 7.88%, 06/15/14	2,095,000
1,000,000	Boyd Gaming Corp., 8.75%, 04/15/12	1,072,500
2,000,000	Caesars Entertainment, Inc., 8.88%, 09/15/08	2,162,500
1,000,000	Kerzner International, 6.75%, 10/01/15 (a)	972,500
750,000	Majestic Star llc, 9.75%, 01/15/11 (a)	755,625
2,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	2,167,499
2,000,000	Penn National Gaming, Inc., 8.88%, 03/15/10	2,100,000
2,000,000	Poster Financial Group, 8.75%, 12/01/11	2,060,000
1,000,000	Resorts International Hotel and Casino, Inc., 11.50%, 03/15/09	1,107,500
1,750,000	River Rock Entertainment, 9.75%, 11/01/11	1,885,625
1,500,000	Trump Entertainment Resorts, 8.50%, 06/01/15	1,462,500

		19,961,249

CELLULAR TELECOM (3.39%):
2,000,000	American Cellular Corp., 10.00%, 08/01/11	2,170,000
1,000,000	Centennial Cellular Operating Co./ Centennial Communications Corp., 10.13%, 06/15/13	1,087,500
2,000,000	Dobson Communications Corp., 8.88%, 10/01/13	1,995,000

		5,252,500

CHEMICALS - DIVERSIFIED (3.73%):
2,000,000	Equistar Chemicals L.P./ Equistar Funding Corp., 10.63%, 05/01/11	2,200,000
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,136,250
1,500,000	Nell AF Sarl, 8.38%, 08/15/15 (a)	1,485,000

1,000,000	Nova Chemicals Corp., 6.50%, 01/15/12	968,750

		5,790,000

CHEMICALS - PLASTICS (1.32%):
1,000,000	PolyOne Corp., 10.63%, 05/15/10	1,072,500
1,000,000	PolyOne Corp., 8.88%, 05/01/12	980,000

		2,052,500

CHEMICALS - SPECIALTY (1.31%):
1,000,000	Johnsondiversey, Inc., Series B, 9.63%, 05/15/12	1,005,000
1,000,000	Tronox Worldwide, 9.50%, 12/01/12 (a)	1,020,000

		2,025,000

COAL (0.33%):
500,000	Massey Energy Co., 6.88%, 12/15/13 (a)	504,375

COMMERCIAL SERVICES (2.00%):
2,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	2,085,000
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	1,007,500

		3,092,500

CONTAINERS - METAL/GLASS (1.31%):
2,000,000	Owens-Illinois, Inc., 7.50%, 05/15/10	2,030,000

CONTAINERS - PAPER/PLASTIC (3.82%):
3,000,000	Graham Packaging Co., 9.88%, 10/15/14	2,925,000
1,000,000	Pregis Corp., 12.38%, 10/15/13 (a)	985,000
2,000,000	Stone Container Corp., 9.75%, 02/01/11	2,020,000

		5,930,000

COSMETICS & TOILETRIES (0.51%):
1,000,000	Del Laboratories, Inc., 8.00%, 02/01/12	790,000

DISTRIBUTION/WHOLESALE (1.19%):
2,000,000	Nebraska Book Co., 8.63%, 03/15/12	1,840,000

ELECTRIC - GENERATION (1.04%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,620,000

ELECTRIC - INTERGRATED (1.54%):
2,305,000	PSEG Energy Holdings, Inc., 7.75%, 04/16/07	2,385,675

FINANCE (1.21%):
2,000,000	General Motors Acceptance Corp., 7.75%, 01/19/10	1,867,774

FOOD - MISCELLANEOUS AND DIVERSIFIED (0.69%):
1,000,000	Del Monte Corp., 8.63%, 12/15/12	1,062,500

FORESTRY (1.10%):
3,000,000	Tembec Industries, Inc., 8.63%, 06/30/09	1,710,000

FUNERAL SERVICES & RELATED ITEMS (0.68%):
1,000,000	Service Corp. International, Unsecured, 7.70%, 04/15/09	1,050,000

GAS - DISTRIBUTION (1.35%):
2,000,000	SEMCO Energy, Inc., 7.75%, 05/15/13	2,097,052

HOME FURNISHINGS (2.52%):
2,000,000	Sealy Mattress Co., 8.25%, 06/15/14	2,060,000
2,000,000	Simmons Co., 7.88%, 01/15/14	1,850,000

		3,910,000

LIFE/HEALTH INSURANCE (1.33%):
2,000,000	Americo Life, Inc., 7.88%, 05/01/13 (a)	2,069,396

MEDICAL - HOSPITALS (1.39%):
1,000,000	HCA, Inc., 8.75%, 09/01/10	1,105,997
1,000,000	IASIS Healthcare llc/ IASIS Capital Corp., 8.75%, 06/15/14	1,050,000

		2,155,997

MEDICAL - OUTPATIENT/HOME MEDICAL CARE (0.62%):
1,000,000	Select Medical Corp., 7.63%, 02/01/15	962,500

MEDICAL PRODUCTS (0.63%):
1,000,000	Encore Medical IHC, Inc., 9.75%, 10/01/12	975,000

MISCELLANEOUS MANUFACTURING (1.27%):
2,000,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	1,974,064

MULTI-LINE INSURANCE (1.41%):
2,128,000	Hanover Insurance Group, 7.63%, 10/15/25	2,182,328

MULTIMEDIA (1.28%):
2,000,000	Emmis Operating Co., 6.88%, 05/15/12	1,987,500

MUSIC (1.02%):
1,600,000	Warner Music Group, 7.38%, 04/15/14	1,588,000

NON-HAZARDOUS WASTE DISPOSAL (1.36%):
2,000,000	Allied Waste North America, 8.88%, 04/01/08	2,110,000

OFFICE AUTOMATION & EQUIPMENT (1.68%):
1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,030,000
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,582,500

		2,612,500

PAPER & RELATED PRODUCTS (2.52%):
2,500,000	Mercer International, Inc., 9.25%, 02/15/13	2,106,250
1,890,000	Norske Skog Canada, Series D, 8.63%, 06/15/11	1,804,950

		3,911,200

PHYSICIANS PRACTICE MANAGEMENT (2.35%):
2,000,000	Ameripath, Inc., 10.50%, 04/01/13	2,120,000

500,000	US Oncology Holdings, Inc., 9.00%, 08/15/12	535,000
1,000,000	US Oncology Holdings, Inc., 9.26%, 03/15/15 (a) (b)	995,000

		3,650,000

PIPELINES (0.33%):
500,000	Semgroup L.P., 8.75%, 11/15/15 (a)	511,250

REITS - HOTELS (0.70%):
1,000,000	La Quinta Properties, Inc., 8.88%, 03/15/11	1,086,250

RENTAL AUTO/EQUIPMENT (2.90%):
500,000	Ahern Rentals, Inc., 9.25%, 08/15/13 (a)	526,250
1,000,000	Neff Rental/ Neff Finance, 11.25%, 06/15/12 (a)	1,050,000
3,000,000	United Rentals, Inc., 7.75%, 11/15/13	2,925,000

		4,501,250

RESORTS/THEME PARKS (1.25%):
2,000,000	Six Flags, Inc., 9.63%, 06/01/14	1,945,000

RETAIL - DRUG STORE (2.09%):
2,000,000	Jean Coutu Group, Inc., 8.50%, 08/01/14	1,830,000
1,500,000	Rite Aid Corp., 6.13%, 12/15/08 (a)	1,410,000

		3,240,000

RETAIL - MAJOR DEPARTMENT STORE (2.42%):
1,500,000	JC Penney Co., Inc., 8.00%, 03/01/10	1,642,871
1,000,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15 (a)	1,022,500
1,000,000	Saks, Inc., 9.88%, 10/01/11	1,090,000

		3,755,371

RETAIL - VIDEO RENTAL (1.14%):
2,000,000	Blockbuster, Inc., 9.50%, 09/01/12 (a)	1,760,000

SATELLITE TELECOM (1.60%):
650,000	Inmarsat Finance plc, 7.63%, 06/30/12	670,313
1,000,000	Intelsat Bermuda Ltd., 8.63%, 01/15/15 (a)	1,010,000
1,000,000	Intelsat Ltd., 7.63%, 04/15/12	807,500

		2,487,813

SCHOOLS (0.92%):
1,500,000	Knowledge Learning Center, 7.75%, 02/01/15 (a)	1,425,000

STEEL - PRODUCERS (2.38%):
2,500,000	AK Steel Corp., 7.75%, 06/15/12	2,256,250
1,298,000	United States Steel, Inc., 10.75%, 08/01/08	1,434,290

		3,690,540

TELEPHONE - INTERGRATED (6.32%):
2,500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	2,459,375

2,000,000	Citizens Communications, 9.25%, 05/15/11	2,205,000
649,000	Consolidated Communications Holding, 9.75%, 04/01/12	691,185
2,000,000	Eircom Funding, 8.25%, 08/15/13	2,140,000
1,500,000	Hawaiian Telcom Communication, 12.50%, 05/01/15 (a)	1,402,500
848,000	Madison River Capital llc/ Madison River Financial Corp., 13.25%, 03/01/10	896,760

		9,794,820

TRANSPORTATION - MARINE (0.71%):
1,000,000	Overseas Shipholding Group, 8.75%, 12/01/13	1,095,000

TRANSPORTATION - RAIL (1.22%):
1,750,000	Kansas City Southern, 9.50%, 10/01/08	1,894,375

Total CORPORATE BONDS (Cost $137,155,302)		136,539,409

BANK LOANS (1.52%):
CASINO HOTELS (0.90%):
1,443,172	Resorts International Holdings llc, 12.03%, 04/26/13 (b)	1,399,877

MISCELLANEOUS MANUFACTURING (0.62%):
1,000,000	IPC Acquistion Corp., 11.70%, 08/05/12 (b)	960,000

Total BANK LOANS (Cost $2,451,979)		2,359,877
COMMON STOCK (3.08%):
METAL - ALUMINUM (3.08%):
28,047	Ormet Corp. (a)	4,767,990

Total COMMON STOCK (Cost $7,704,681)		4,767,990

U.S. GOVERNMENT & AGENCY OBLIGATION (5.87%):
FEDERAL HOME LOAN BANK - DISCOUNT NOTE (5.87%):
9,100,000	3.35%, 01/03/06	9,097,460

Total U.S. GOVERNMENT & AGENCY OBLIGATION (Cost $9,096,613)		9,097,460

Total Investments (Cost $156,408,575) (c) - 98.52%		152,764,736
Other assets in excess of liabilities - 1.48%		2,291,926

NET ASSETS - 100.00%		$155,056,662

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $24,799,886 or 15.99% of net assets.

(b)	Variable Rate Security - The rate disclosed is as of December 31, 2005.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$3,307,609	$(6,951,448)	$(3,643,839)

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

llc – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

plc – public limited company

Unsecured – Issued in exchange of 144A security

Excelsior Funds Trust

Equity Core Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (89.73%):
CONSUMER DISCRETIONARY (14.45%):
35,955	Autozone, Inc. (a)	$3,298,871
121,449	Dillards, Inc., Class A	3,014,364
112,643	Eastman Kodak Co.	2,635,846
150,364	Furniture Brands International, Inc.	3,357,627
72,714	John Wiley & Sons, Class A	2,838,755
155,491	Sotheby’s Holdings, Inc., Class A (a)	2,854,815
84,970	Timberland Co., Class A (a)	2,765,774

		20,766,052

CONSUMER STAPLES (6.06%):
75,356	Anheuser Busch Cos., Inc.	3,237,294
85,500	Sysco Corp.	2,654,775
42,278	Wm. Wrigley Jr. Co.	2,811,064

		8,703,133

ENERGY (7.59%):
40,700	Apache Corp.	2,788,764
66,994	Exxon Mobil Corp.	3,763,053
68,932	Suncor Energy, Inc.	4,351,677

		10,903,494

FINANCIAL (13.76%):
85,727	American Capital Strategies Ltd.	3,104,175
39	Berkshire Hathaway, Inc., Class A (a)	3,456,180
25,484	Lehman Brothers Holding, Inc.	3,266,284
77,059	Leucadia National Corp.	3,657,220
104,613	North Fork Bancorporation, Inc.	2,862,212
77,654	RenaissanceRe Holdings Ltd.	3,425,318

		19,771,389

HEALTH CARE (9.75%):
51,403	Johnson & Johnson	3,089,320
58,931	Medtronic, Inc.	3,392,658
67,175	Novo-Nordisk A/S ADR	3,784,640
49,899	Roche Holdings Ltd. ADR	3,734,995

		14,001,613

INDUSTRIALS (7.58%):
1,582,962	Bombardier, Inc., Class B	3,759,535
92,982	General Electric Co.	3,259,019
293,999	Quanta Services, Inc. (a)	3,871,967

		10,890,521

INFORMATION TECHNOLOGY (9.16%):
858,293	3com Corp. (a)	3,089,855
91,677	Analog Devices, Inc.	3,288,454
108,610	Molex, Inc., Class A	2,670,720
128,207	National Instruments Corp.	4,109,034

		13,158,063

RAW/INTERMEDIATE MATERIALS (10.21%):
88,887	Aracruz Cellulose S.A. ADR	3,556,369
73,754	E.I. Du Pont de Nemours & Co.	3,134,545
49,751	Monsanto Co.	3,857,194
7,173	Nucor Corp.	478,583
53,640	Vulcan Materials Co.	3,634,110

		14,660,801

REAL ESTATE (2.05%):
43,892	St. Joe Co.	2,950,420

UTILITIES (9.12%):
236,896	AES Corp. (a)	3,750,064
213,593	Centerpoint Energy, Inc.	2,744,670
335,821	EL Paso Corp.	4,083,583
193,000	Sierra Pacific Resources (a)	2,516,720

		13,095,037

Total COMMON STOCKS (Cost $119,833,553)		128,900,523

FOREIGN COMMON STOCKS (2.26%):
GERMANY (2.26%):
74,307	Bayerische Motoren Werke AG	3,242,878

Total FOREIGN COMMON STOCKS (Cost $3,306,719)		3,242,878

REPURCHASE AGREEMENT (7.46%):
10,713,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $10,716,273 (collateralized by Federal Home Loan Bank, par value $10,646,000, 4.35%, maturing 11/17/09; total market value $10,772,137)	10,713,000

Total REPURCHASE AGREEMENT (Cost $10,713,000)		10,713,000

Total Investments (Cost $133,853,272) (b) - 99.45%		142,856,401
Other assets in excess of liabilities - 0.55%		789,036

NET ASSETS - 100.00%		$143,645,437

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$13,032,028	$(4,028,899)	$9,003,129

ADR – American Depository Receipt

Ltd. – Limited

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds Trust

Equity Income Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (92.17%):
CONSUMER DISCRETIONARY (14.66%):
230,300	Circuit City Stores, Inc.	$5,202,477
218,000	Leggett & Platt, Inc.	5,005,280
228,000	Newell Rubbermaid, Inc.	5,421,840
135,000	Snap-On, Inc.	5,070,600
109,500	Superior Industries International, Inc.	2,437,470
183,400	Time Warner, Inc.	3,198,496
137,000	Viacom, Inc., Class B	4,466,200

		30,802,363

CONSUMER STAPLES (4.86%):
170,000	Albertson’s, Inc.	3,629,500
88,000	Altria Group, Inc.	6,575,360

		10,204,860

ENERGY (8.26%):
100,000	BP plc ADR	6,422,000
114,000	Chevron Corp.	6,471,780
72,100	Halliburton Co.	4,467,316

		17,361,096

FINANCIAL (21.69%):
189,000	Arthur J. Gallagher & Co.	5,836,320
45,516	Bank of America Corp.	2,100,563
131,000	Citigroup, Inc.	6,357,430
100,000	Freddie Mac	6,535,000
200,000	Mellon Financial Corp.	6,850,000
175,000	Montpelier RE Holdings Ltd.	3,307,500
105,000	Morgan Stanley	5,957,700
149,000	U.S. BanCorp.	4,453,610
177,500	W. P. Stewart & Co. Ltd.	4,183,675

		45,581,798

HEALTH CARE (5.47%):
100,000	Eli Lilly & Co.	5,659,000
101,300	Medtronic, Inc.	5,831,841

		11,490,841

INDUSTRIALS (12.13%):
110,000	Dover Corp.	4,453,900
177,533	General Electric Co.	6,222,532
180,000	Honeywell International, Inc.	6,705,000
96,475	Hubbell, Inc., Class B	4,352,952
110,000	RR Donnelley & Sons Co.	3,763,100

		25,497,484

INFORMATION TECHNOLOGY (8.84%):
271,000	Electronic Data Systems Corp.	6,514,840
213,000	Microsoft Corp.	5,569,950
355,000	Nokia Oyj ADR	6,496,500

		18,581,290

RAW/INTERMEDIATE MATERIALS (10.95%):
105,000	Eastman Chemical Co.	5,416,950
227,000	Packaging Corp. of America	5,209,650
13,000	Pope Resources Ltd.	403,260
112,500	Rayonier, Inc.	4,483,125
237,000	RPM, Inc.	4,116,690
51,000	Weyerhaeuser Co.	3,383,340

		23,013,015

TELECOMMUNICATION (5.31%):
209,663	AT&T, Inc.	5,134,647
200,000	Verizon Communications, Inc.	6,024,000

		11,158,647

Total COMMON STOCKS (Cost $177,028,615)		193,691,394

FOREIGN COMMON STOCKS (2.72%):
UNITED KINGDOM (2.72%):
483,400	Pearson plc	5,715,326

Total FOREIGN COMMON STOCKS (Cost $5,735,648)		5,715,326

CONVERTIBLE PREFERRED STOCKS (3.84%):
CONSUMER DISCRETIONARY (1.99%):
265,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	4,173,750

ENERGY (1.85%):
116,500	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	3,888,188

Total CONVERTIBLE PREFERRED STOCKS (Cost $9,046,922)		8,061,938

CALL OPTION PURCHASED (0.24%):
1,200	Time Warner, Inc. Expires 01/19/08 strike price 15	504,000

Total CALL OPTION PURCHASED (Cost $533,349)		504,000

REPURCHASE AGREEMENT (0.72%):
1,515,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $1,515,463 (collateralized by Federal Home Loan Bank, par value $1,506,000, 4.35%, maturing 11/17/09; total market value $1,523,377)	1,515,000

Total REPURCHASE AGREEMENT (Cost $1,515,000)		1,515,000

Total Investments (Cost $193,859,534) (b) - 99.69%		209,487,658
Other assets in excess of liabilities - 0.31%		646,000

NET ASSETS - 100.00%		$210,133,658

(a)	Non-income producing security
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$21,802,620	$(6,174,496)	$15,628,124

ADR – American Depository Receipt

Ltd. – Limited

plc – Public limited company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds Trust

Mid Cap Value Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (94.31%):
CONSUMER DISCRETIONARY (24.81%):
85,900	Autozone, Inc. (a)	$7,881,325
126,600	Black & Decker Corp.	11,009,137
745,000	Blockbuster, Inc.	2,480,850
229,661	Callaway Golf Co.	3,178,508
95,000	Centex Corp.	6,791,550
300,000	Constellation Brands, Inc. (a)	7,869,000
250,000	EchoStar Communications, Inc. (a)	6,792,500
170,000	Limited Brands	3,799,500
54,300	Newell Rubbermaid, Inc.	1,291,254
379,700	Onex Corp.	6,181,136
170,000	Sherwin-Williams Co.	7,721,400
275,000	TJX Cos., Inc.	6,388,250
208,000	Zale Corp. (a)	5,231,200

		76,615,610

CONSUMER STAPLES (2.50%):
205,000	Dean Foods Co. (a)	7,720,300

ENERGY (12.76%):
130,000	Cimarex Energy Co. (a)	5,591,300
217,000	Devon Energy Corp.	13,571,180
153,700	Noble Corp.	10,841,998
117,600	Occidental Petroleum Corp.	9,393,888

		39,398,366

FINANCIAL (15.52%):
167,300	Ace Ltd.	8,940,512
200,000	CIT Group, Inc.	10,356,000
250,000	Doral Financial Corp.	2,650,000
50,000	First Marblehead Corp.	1,643,000
72,400	Lehman Brothers Holding, Inc.	9,279,508
125,000	Leucadia National Corp.	5,932,500
75,000	RenaissanceRe Holdings Ltd.	3,308,250
270,000	Sovereign Bancorp, Inc.	5,837,400

		47,947,170

HEALTH CARE (5.15%):
345,000	Health Management Associates, Inc., Class A	7,576,200
215,000	Shire Pharmaceuticals plc ADR	8,339,850

		15,916,050

INDUSTRIALS (14.39%):
35,000	Autoliv, Inc.	1,589,700
235,000	Brink’s Co.	11,258,850
265,000	Empresa Brasileira de Aeronautica S.A. ADR	10,361,500
153,700	Lincoln Electric Holdings, Inc.	6,095,742
194,400	Mueller Industries, Inc.	5,330,448

420,000	United Rentals, Inc. (a)	9,823,800

		44,460,040

INFORMATION TECHNOLOGY (9.76%):
225,000	Cabot Microelectronics Corp. (a)	6,599,250
185,000	Electronic Data Systems Corp.	4,447,400
280,400	Harris Corp.	12,060,004
550,000	Symbol Technologies, Inc.	7,051,000

		30,157,654

RAW/INTERMEDIATE MATERIALS (2.96%):
228,800	Aracruz Cellulose S.A. ADR	9,154,288

REAL ESTATE (2.65%):
121,600	St. Joe Co.	8,173,952

UTILITIES (3.81%):
406,800	EL Paso Corp.	4,946,688
295,000	Williams Cos., Inc.	6,835,150

		11,781,838

Total COMMON STOCKS (Cost $194,807,961)		291,325,268

FOREIGN COMMON STOCKS (1.75%):
NETHERLANDS (1.75%):
99,500	Hunter Douglas NV	5,398,976

Total FOREIGN COMMON STOCKS (Cost $3,662,399)		5,398,976

CONVERTIBLE PREFERRED STOCKS (0.15%):
CONSUMER DISCRETIONARY (0.15%):
500	Blockbuster, Inc., Preferred Exchange, 7.50% (b)	453,625

Total CONVERTIBLE PREFERRED STOCKS (Cost $500,000)		453,625

REPURCHASE AGREEMENT (3.82%):
11,811,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $11,814,609 (collateralized by Federal Home Loan Bank, par value $11,738,000, 4.35%, maturing on 11/17/09; total market value $11,876,254)	11,811,000

Total REPURCHASE AGREEMENT (Cost $11,811,000)		11,811,000

Total Investments (Cost $210,781,360) (c) - 100.03%		308,988,869
Liabilities in excess of other assets - (0.03)%		(107,706)

NET ASSETS - 100.00%		$308,881,163

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $453,625 or 0.15% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$106,198,109	$(7,990,600)	$98,207,509

ADR – American Depository Receipt

Ltd. – Limited

plc – public limited company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Excelsior Funds Trust

International Equity Fund

Schedule of Portfolio Investments	December 31, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (97.21%):
AUSTRALIA (1.14%):
11,775	Rio Tinto Ltd.	$591,517

BELGIUM (1.21%):
5,300	Umicore	625,955

CANADA (1.33%):
10,879	Suncor Energy, Inc.	686,326

CHINA (3.66%):
395,700	Cafe de Coral Holdings Ltd. (Hong Kong)	469,278
1,066,780	Far East Consortium Int’L Ltd. (Hong Kong)	387,079
6,400	PetroChina Co. Ltd. ADR	524,544
53,000	Sun Hung Kai Properties Ltd. (Hong Kong)	514,768

		1,895,669

FINLAND (1.05%):
29,000	Fortum Oyj	543,675

FRANCE (8.67%):
21,200	AXA S.A.	684,532
9,200	BNP Paribas S.A.	743,074
15,300	Carrefour S.A.	715,958
9,604	Compagnie Generale de Geophysique S.A. (CGG) (a)	848,909
9,058	Sanofi-Aventis S.A.	792,872
2,779	TotalFinaElf S.A.	700,675

		4,486,020

GERMANY (8.40%):
3,400	Adidas-Salomon AG	644,271
12,900	Altana AG	701,906
14,100	Bayerische Motoren Werke AG	615,347
32,300	Deutsche Telecom AG	536,899
10,000	MAN AG	533,178
17,200	Rhoen-Klinikum AG	657,090
39,750	SGL Carbon AG (a)	656,575

		4,345,266

INDIA (1.27%):
13,000	State Bank of India GDR (b)	657,080

INDONESIA (1.09%):
946,800	PT Telekomunikasi Indonesia Tbk	565,665

IRELAND (2.45%):
49,502	Anglo Irish Bank Corp.	749,112
35,100	Depfa Bank plc	518,101

		1,267,213

ITALY (3.29%):
170,700	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	504,825
26,850	ENI S.p.A.	750,128
30,150	Permasteelisa S.p.A.	449,929

		1,704,882

JAPAN (23.57%):
65,000	Asahi Glass Co. Ltd.	837,528
14,400	Canon, Inc.	845,389
47,300	Casio Computer Co. Ltd.	793,291
58,946	Chiyoda Corp.	1,350,841
11,500	Don Quijote Co. Ltd.	963,531
23,600	FamilyMart Co. Ltd.	797,596
10,300	FANUC Co. Ltd.	874,999
24,400	Hoya Corp.	877,139
2,900	Keyence Corp.	824,820
11,000	Kyocera Corp.	804,342
43	Millea Holdings, Inc.	741,698
55,000	Nikon Corp.	868,202
86,000	Sumitomo Trust & Banking Co. Ltd.	877,005
13,700	Takeda Pharmaceutical Co. Ltd.	742,414

		12,198,795

MEXICO (2.96%):
25,500	America Movil S.A. de C.V., Series L ADR	746,130
13,260	Cemex S.A. de C.V. ADR	786,716

		1,532,846

NETHERLANDS (2.27%):
21,100	ABN Amro Holding NV	550,768
53,400	Qiagen NV (a)	625,551

		1,176,319

NORWAY (1.51%):
79,400	Telenor ASA	779,523

SINGAPORE (1.09%):
57,000	DBS Group Holdings Ltd.	564,955

SOUTH KOREA (1.48%):
1,190	Samsung Electronic Co. Ltd.	766,241

SPAIN (3.99%):
54,400	Banco Santander Central Hispano S.A.	717,215
26,700	Repsol YPF S.A.	781,447
37,708	Telefonica S.A.	566,711

		2,065,373

SWEDEN (2.17%):
14,200	Modern Times Group (MTG) AB, Class B (a)	593,089
14,100	Svenska Cellulosa AB	527,443

		1,120,532

SWITZERLAND (3.33%):
14,100	Micronas Semiconductor AG (a)	472,147
4,300	Roche Holdings AG	644,964
6,400	UBS AG, Registered Shares	608,533

		1,725,644

TAIWAN (3.43%):
161,841	Hon Hai Precision, Inc.	891,078
88,954	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	881,534

		1,772,612

TURKEY (0.98%):
73,200	Arcelik A.S. (a)	507,299

UNITED KINGDOM (16.87%):
63,100	BG Group	624,332
64,600	Cadbury Schweppes plc	610,243
46,800	EMAP plc	695,828
26,502	GlaxoSmithKline plc	668,878
44,800	HSBC Holdings plc	718,127
56,500	Paragon Group plc	630,495
17,770	Reckitt Benckiser plc	585,887
21,188	Royal Bank of Scotland Group plc	639,251
163,800	Sage Group plc (The)	726,778
140,249	Serco Group plc	757,367
58,400	Shire plc	747,081
275,941	Vodafone Group plc	593,674
220,954	William Morrison Supermarkets plc	734,767

		8,732,708

Total COMMON STOCKS (Cost $38,894,736)		50,312,115

PREFERRED STOCKS (1.80%):
SOUTH KOREA (1.80%):
13,800	Hyundai Motor Co. Ltd. (b)	929,278

Total PREFERRED STOCKS (Cost $273,384)		929,278

REPURCHASE AGREEMENT (0.64%):
332,000	JP Morgan Chase Securities, Inc., 2.75%, dated 12/30/05, to be repurchased 01/03/06, repurchase price $332,101 (collateralized by Federal Home Loan Bank, par value $330,000, 4.35%, maturing on 11/17/09; total market value $333,834)	332,000

Total REPURCHASE AGREEMENT (Cost $332,000)		332,000

Total Investments (Cost $39,500,120) (c) - 99.65%		51,573,393
Other assets in excess of liabilities - 0.35%		180,836

NET ASSETS - 100.00%		$51,754,229

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $1,586,358 or 3.07% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$13,023,139	$(949,866)	$12,073,273

ADR – American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

plc – public limited company

Notes:

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive’s fair valuation market values should be used in certain pre-determined situations. As of December 31, 2005 FT Interactive’s fair valuations were used for all relevant international securities.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date February 24, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Treasurer

Date February 24, 2006